Notes on the consolidated statements of operations (Details 8) - Sales and marketing expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Personnel	€ 2,921	€ 2,795	€ 2,343
Depreciation and amortization	1,723	741	31
Other	705	260	559
Office expenses	191	123	103
Total sales and marketing expenses	€ 5,540	€ 3,919	€ 3,036